111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

August 9, 2019

Elena Stojic

Securities and Exchange Commission

100 F Street NE

Washington D.C. 20549

Re: Advisors Disciplined Trust 1682 (the “Fund”)
(File No. 333-210905)(CIK 1662283)

Ms. Stojc:

Transmitted herewith on behalf of Advisors Asset Management, Inc. (the “Sponsor”), depositor and principal underwriter of the Fund, is Amendment No. 4 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on April 25, 2016 and was amended on June 17, 2016 and July 25, 2016 in response to comments from the Commission. Marianne Dobelbower confirmed that the staff of the Commission had no further comments on the Registration Statement in a conversation with Matthew Wirig on September 15, 2016. On July 2, 2019 the Registration Statement was amended to change the Trust’s name and make several updates to simplify the Trust’s structure along with corresponding updates to disclosures.

We received comments from the staff of the Commission in a call between Elena Stojic and Matthew Wirig on August 5, 2019 requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. Capitalized terms used herein and not otherwise defined use the definitions included in the Registration Statement. The following are our responses to the Commission’s comments:

Comment 1

The comment noted that intended returns for the Trust based on different price performance scenarios of the Market Reference are shown under “Investment Summary—Principal Investment Strategy”. The comment requested that we describe whether these returns are net of all estimated Trust fees and expenses and, if not, add clarifying disclosures. As disclosed in the third paragraph under “Investment Summary—Principal Investment Strategy”, the intended returns shown are net of all estimated trust fees and expenses.

Comment 2

The comment requested that we submit a draft preliminary prospectus to the staff of the Commission at least two weeks in advance of the Trust’s date of deposit with numbers filled in for all blanks in the prospectus based on hypothetical pricing and terms of the Options. The staff of the Commission understands that we will not have actual final information until the Trust’s date of deposit and so these numbers will be purely hypothetical and are intended for the staff’s disclosure review purposes only. Ms. Stojic indicated that this could be done in an attachment to a correspondence filing separate from the current filing. A draft preliminary prospectus with that information will be submitted as a PDF attachment to a correspondence filing at least two weeks in advance of the Trust’s date of deposit in accordance with the staff’s comment.

Comment 3

The comment requested that certain “Principal Risks” that had been included in the July 25, 2016 version of the prospectus, but that were removed from the July 2, 2019 version, be considered for inclusion in the prospectus. Those risks have been included in the prospectus in accordance with the staff’s comment.

Comment 4

The comment requested that disclosure of the obligations created by written options be added to the “Principal Risks” section of the prospectus if written options are expected to be include in the Trust’s portfolio. Disclosure has been added in accordance with the staff’s comment.

Comment 5

The comment requested an explanation of why the following disclosure, which was included in the July 25, 2016 version of the prospectus, was not included in the July 2, 2019 version of the Registration Statement: “All or a portion of the Treasury Obligations may be pledged as collateral in order to secure the trust’s obligation to pay amounts payable by the trust on the written Options in excess of the amounts receivable by the trust on the purchased Options. As a result, the Options will be fully covered and no additional collateral will be necessary during the life of the trust.” The Sponsor has indicated that the Trust’s portfolio will not include Treasury Obligations and amounts receivable by the Trust on the purchased Options will be greater than amounts payable by the Trust on written Options. As a result, the Trust will not be required to pledge Treasury Obligations as collateral in order to secure the trust’s obligation.

Comment 6

The comment noted that investors will not purchase units in the primary offering period at the net asset value per unit at inception and requested that related disclosure be added under “Essential Information” in the prospectus. Disclosure has been added in accordance with the staff’s comment.

Comment 7

The commented requested that the second sentence under “Administration of the Trust—Rights of Unitholders” be deleted from the Information Supplement. This sentence has been deleted in accordance with the staff’s comment.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on September 26, 2019. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

Chapman and Cutler LLP

By /s/ CHAPMAN AND CUTLER LLP
Chapman and Cutler LLP